Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Revenues
Product	$ 2,695	$ 3,456	$ 5,491	$ 6,177	$ 10,894	$ 12,897
Product licensing fees	378	397	752	830	1,829	1,686
Service	191	236	413	454	945	869
Total revenues	3,264	4,089	6,656	7,461	13,668	15,452
Cost of revenues
Product	1,368	1,203	2,690	2,224	4,510	3,976
Service	164	181	328	332	761	733
Total cost of revenues	1,532	1,384	3,018	2,556	5,271	4,709
Gross profit	1,732	2,705	3,638	4,905	8,397	10,743
Operating expenses
Research and development	353	883	792	1,390	2,887	2,223
Selling, general and administrative	2,923	3,093	5,904	5,912	11,561	11,894
Total operating expenses	3,276	3,976	6,696	7,302	14,448	14,117
Loss from operations	(1,544)	(1,271)	(3,058)	(2,397)	(6,051)	(3,374)
Interest expense	(1)	(188)	(4)	(438)	(1,058)	(1,107)
Interest income	0	0	0	1	1	7
Gain (loss) due to change in fair value of common stock	0	99	0	(210)	1,357	(1,599)
Gain on deconsolidation of Ruthigen					11,133	0
Gain (Loss) due to change in fair value of derivative liabilities (See Note 5)	841	0	2,319	0	(1,566)	767
Other expense, net	(14)	(39)	(45)	(67)	(81)	(125)
Net income (loss)	(718)	(1,399)	(788)	(3,111)	3,735	(5,431)
Preferred stock deemed dividend					0	(1,062)
Net income (loss) available to common shareholders					3,735	(6,493)
Net loss per common share: basic and diluted	$ (0.08)	$ (0.21)	$ (0.09)	$ (0.47)
Earnings (loss) per common share - Basic					$ 0.54	$ (1.30)
Earnings (loss) per common share - Diluted					$ 0.54	$ (1.30)
Weighted-average number of shares used in per common share calculations:
Basic and diluted	8,503	6,631	8,425	6,625
Weighted-average number of common shares outstanding - Basic					6,882	4,977
Weighted-average number of common shares outstanding - Diluted					6,898	4,977
Other comprehensive loss, net of tax
Net loss	(718)	(1,399)	(788)	(3,111)	3,735	(5,431)
Foreign currency translation adjustments	(110)	13	(102)	(86)	(78)	62
Comprehensive loss	$ (828)	$ (1,386)	$ (890)	$ (3,197)	$ 3,657	$ (5,369)